Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt consists of bank loans, summarized as follows:

	December 31,
(amounts in thousands)	2022	2021

$175.0 Million Credit Facility	$65,625	$—
$87.7 Million Subordinated Debt		87,650
$70.7 Million Redeemable Notes	—	53,015
Total bank loans and financing obligations outstanding	65,625	140,665
Less: Current portion	(12,500)	(87,650)
	$53,125	$53,015

	December 31, 2022			December 31, 2021
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and financing obligations, gross	$12,500	$53,125	$65,625	$87,650	$53,015	$140,665
Unamortized deferred financing costs	(461)	(872)	(1,333)	—	—	—
Total bank loans and financing obligations, net	$12,039	$52,253	$64,292	$87,650	$53,015	$140,665

Schedule of Maturities of Long-term Debt
The future principal and estimated interest payments (based on the interest rates in effect as of December 31, 2022) under the Company’s long-term debt over the next five years based on the Company’s existing credit facilities as of December 31, 2022 is as below.

(amounts in thousands)	Principal	Interest	Total
2023	$12,500	$2,742	$15,242
2024	12,500	1,575	14,075
2025	12,500	1,165	13,665
2026	12,500	759	13,259
2027	15,625	125	15,750
Thereafter	—	—	—
Total	$65,625	$6,366	$71,991

Interest and Finance Costs	For the years ended December 31, 2022, 2021 and 2020, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2022	2021	2020
Interest expense	$4,947	$6,926	$29,557
Interest expense - related party	1,555	1,512	—
Amortization of deferred financing costs	564	658	3,667
Write off of deferred financing costs	—	7,196	3,088
Capitalized interest *	(5,348)	—	—
Other, net	400	68	506
	$2,118	$16,360	$36,818
*See Vessels under Construction in Note 1, Organization and Basis of Presentation